FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities held in Trust Account	$ 116,728,213	$ 120,600,737
Change in fair value of warrant liability	5,621,902	3,612,764
Loss on fair value of warrants		17,400
Proceeds from working capital loan		792,600
Public Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value of public warrants transferred from level 3 measurement to level 1 measurement	$ 4,052,888
Placement Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants transferred from a Level 3 measurement		$ 31,238